Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		IFRS 15 [member]	Common shares [member]	Retained earnings [member] [1]	Retained earnings [member] IFRS 15 [member]	[1]	Other reserves [member]		Total common equity [member]	Total common equity [member] IFRS 15 [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Total common and preferred equity [member] IFRS 15 [member]	Non-controlling interests [member]		Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance (Previously stated [member]) at Oct. 31, 2018		$ 67,680			$ 18,234	$ 41,414			$ 404		$ 61,044		$ 4,184	$ 65,228		$ 2,452		$ 1,441	$ (68)	$ (126)	$ (121)	$ (134)
Beginning Balance (Balance After IFRS Adjustments [member]) at Oct. 31, 2018		67,622			18,234	41,356			404		60,986		4,184	65,170		2,452		1,441	(68)	(126)	(121)	(134)
Beginning Balance at Oct. 31, 2018				$ (58)			$ (58)					$ (58)			$ (58)
Statement [Line Items]
Net income		8,798				8,208					8,208		182	8,390		408
Other comprehensive income (loss)		(625)									(422)			(422)		(203)		(641)	105	71	771	(728)
Total comprehensive income		8,173				8,208					7,786		182	7,968		205		(641)	105	71	771	(728)
Shares/instruments issued		218			255				(37)		218			218
Shares repurchased/redeemed		(1,375)			(225)	(850)					(1,075)		(300)	(1,375)
Dividends and distributions paid to equity holders		(4,592)				(4,260)					(4,260)		(182)	(4,442)		(150)
Share-based payments	[3]	7							7		7			7
Other		139				(15)			(9)		(24)			(24)		163	[4]
Ending Balance at Oct. 31, 2019		70,192			18,264	44,439			365		63,638		3,884	67,522		2,670		800	37	(55)	650	(862)
Statement [Line Items]
Net income		6,853	[5]			6,582					6,582		196	6,778		75
Other comprehensive income (loss)		(2,836)									(2,668)			(2,668)		(168)		(2,128)	293	(81)	(11)	(741)
Total comprehensive income		4,017				6,582					3,914		196	4,110		(93)		(2,128)	293	(81)	(11)	(741)
Shares/instruments issued		1,739			59				(9)		50		1,689	1,739
Shares repurchased/redeemed		(679)			(84)	(330)					(414)		(265)	(679)
Dividends and distributions paid to equity holders		(4,707)				(4,363)					(4,363)		(196)	(4,559)		(148)
Share-based payments	[3]	5							5		5			5
Other		(64)				17			(1)		(11)			(11)		(53)	[4]			(27)
Ending Balance at Oct. 31, 2020		70,503			18,239	46,345			360		62,819		5,308	68,127		2,376		(1,328)	330	(163)	639	(1,603)
Statement [Line Items]
Net income		9,955	[5]			9,391					9,391		233	9,624		331
Other comprehensive income (loss)		(3,340)									(3,134)			(3,134)		(206)		(3,322)	(600)	460	(844)	1,172
Total comprehensive income		6,615				9,391					6,257		233	6,490		125		(3,322)	(600)	460	(844)	1,172
Shares/instruments issued		2,246			268				(25)		243		2,003	2,246
Shares repurchased/redeemed		(1,259)											(1,259)	(1,259)
Dividends and distributions paid to equity holders		(4,727)				(4,371)					(4,371)		(233)	(4,604)		(123)
Share-based payments	[3]	7							7		7			7
Other		(493)				(11)			(120)	[4]	(205)			(205)		(288)	[4]	(59)		(6)	(9)
Ending Balance at Oct. 31, 2021		$ 72,892			$ 18,507	$ 51,354			$ 222		$ 64,750		$ 6,052	$ 70,802		$ 2,090		$ (4,709)	$ (270)	$ 291	$ (214)	$ (431)

[1]	Includes undistributed retained earnings of $60 (2020 – $64; 2019 – $61) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits and Own credit risk.
[3]	Represents amounts on account of share-based payments (refer to Note 26).
[4]	Includes changes to non-controlling interests arising from business combinations and related transactions (refer to Note 37).
[5]	The amounts for the years ended October 31, 2021 and October 31, 2020 have been prepared in accordance with IFRS 16; prior year amounts have not been restated (refer to Notes 3 and 4).